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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment            [ ]; Amendment Number:
This Amendment (check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:    CORUS BANKSHARES, INC.
ADDRESS: 3959 N. LINCOLN AVE.
         CHICAGO, IL 60613

Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Dulberg
Title:   Senior Vice President and Chief Accounting Officer
Phone:   773-832-3473

Signature, Place, and Date of Signing:


/s/ Michael E. Dulberg                    Chicago, IL         February 5, 2008
------------------------------------   -----------------   ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total: $135,981
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                        VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
       --------------        -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
AMCORE FINL INC              COMMON SHARES  023912108   1,569   69,100 SH       SOLE                 69,100
ASSOCIATED BANC CORP         COMMON SHARES  045487105   3,283  121,179 SH       SOLE                121,179
BANK OF AMERICA CORPORATION  COMMON SHARES  060505104  27,669  670,594 SH       SOLE                670,594
BANK OF NEW YORK MELLON CORP COMMON SHARES  064057102   4,600   94,340 SH       SOLE                 94,340
CITIGROUP INC                COMMON SHARES  172967101   6,624  225,000 SH       SOLE                225,000
COMERICA INC                 COMMON SHARES  200340107  11,505  264,300 SH       SOLE                264,300
DISCOVER FINL SVCS           COMMON SHARES  254709108     618   41,000 SH       SOLE                 41,000
JP MORGAN CHASE & CO         COMMON SHARES  46625H100  21,863  500,864 SH       SOLE                500,864
MERRILL LYNCH & CO INC       COMMON SHARES  590188108   7,086  132,000 SH       SOLE                132,000
MORGAN STANLEY               COMMON SHARES  617446448   4,355   82,000 SH       SOLE                 82,000
NATIONAL CITY CORP           COMMON SHARES  635405103   7,950  482,970 SH       SOLE                482,970
REGIONS FINL CORP NEW        COMMON SHARES  7591EP100  12,183  515,154 SH       SOLE                515,154
SUNTRUST BKS INC             COMMON SHARES  867914103   2,999   48,000 SH       SOLE                 48,000
US BANCORP DEL               COMMON SHARES  902973304   8,534  268,870 SH       SOLE                268,870
WACHOVIA CORP NEW            COMMON SHARES  929903102  15,143  398,191 SH       SOLE                398,191